PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	June 30,
	2025	2024
Machinery and equipment	$1,534,000	$1,352,000
Office equipment	3,261,000	2,690,000
Furniture and equipment	274,000	274,000
Leasehold improvements	150,000	148,000
CIP	4,000	106,000
Property, plant and equipment, gross	5,223,000	4,570,000
Less: accumulated depreciation	(3,669,000)	(2,821,000)
	$1,554,000	$1,749,000

Depreciation expense on property, plant and equipment was approximately $848,000 and $1,045,000 for the fiscal years ended June 30, 2025 and 2024, respectively, and is included in selling and administrative expenses in the accompanying consolidated statements of operations.